Right of use assets and lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	€ 3,218
Right-of-use assets at December 31	3,159	€ 3,218
Buildings [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	(688)	(199)
Disposal		2
Depreciation charge	(530)	(453)
Exchange difference	55	(38)
Right-of-use assets at December 31	(1,163)	(688)
Buildings [Member] | Net book value
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	2,755
Right-of-use assets at December 31	2,461	2,755
Buildings [Member] | Gross value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	3,443	3,189
Additions	368	24
Disposal		(13)
Exchange difference	(187)	243
Right-of-use assets at December 31	3,624	3,443
Vehicles [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	(207)	(109)
Disposal	94	19
Depreciation charge	(198)	(117)
Right-of-use assets at December 31	(311)	(207)
Vehicles [Member] | Net book value
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	463
Right-of-use assets at December 31	698	463
Vehicles [Member] | Gross value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	670	402
Additions	433	290
Disposal	(94)	(22)
Right-of-use assets at December 31	1,009	670
Total [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	(895)	(308)
Disposal	94	21
Depreciation charge	(728)	(570)
Exchange difference	55	(38)
Right-of-use assets at December 31	(1,474)	(895)
Total [Member] | Net book value
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	3,218
Right-of-use assets at December 31	3,159	3,218
Total [Member] | Gross value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	4,113	3,591
Additions	801	314
Disposal	(94)	(35)
Exchange difference	(187)	243
Right-of-use assets at December 31	€ 4,633	€ 4,113